Expense Example {- Investor Freedom 2040 Portfolio} - NF_02.28 VIP Investor Freedom Funds Investor Combo_PRO-01 - Investor Freedom 2040 Portfolio - Investor Class	Feb. 17, 2023 USD ($)
Expense Example:
1 year	$ 69
3 years	$ 218